Derivative Instruments (Offsetting Derivative Liabilities) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	$ 12,237,114
Gross amounts offset in the Statement of Financial Condition	(8,023,569)
Net amounts of liabilities presented in the Statement of Financial Condition	4,213,545
Financial Instruments
Collateral Pledged	(4,213,545)
Net Amount
Collateral disclosed as a percentage of net assets, maximum allowed	100.00%	100.00%
Counterparty G [Member]
Offsetting Liabilities [Line Items]
Net amounts of liabilities presented in the Statement of Financial Condition	$ 1,691,337
Financial Instruments
Collateral Pledged	(1,691,337)
Net Amount
Counterparty H [Member]
Offsetting Liabilities [Line Items]
Net amounts of liabilities presented in the Statement of Financial Condition	2,173,060
Financial Instruments
Collateral Pledged	(2,173,060)
Net Amount
Counterparty I [Member]
Offsetting Liabilities [Line Items]
Net amounts of liabilities presented in the Statement of Financial Condition	349,148
Financial Instruments
Collateral Pledged	(349,148)
Net Amount
Futures Contracts [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	5,802,354
Gross amounts offset in the Statement of Financial Condition	(5,453,206)
Net amounts of liabilities presented in the Statement of Financial Condition	349,148
Futures Contracts [Member] | Counterparty I [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	5,802,354
Gross amounts offset in the Statement of Financial Condition	(5,453,206)
Net amounts of liabilities presented in the Statement of Financial Condition	349,148
Forward Currency Contracts [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	6,434,760
Gross amounts offset in the Statement of Financial Condition	(2,570,363)
Net amounts of liabilities presented in the Statement of Financial Condition	3,864,397
Forward Currency Contracts [Member] | Counterparty G [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	2,732,822
Gross amounts offset in the Statement of Financial Condition	(1,041,485)
Net amounts of liabilities presented in the Statement of Financial Condition	1,691,337
Forward Currency Contracts [Member] | Counterparty H [Member]
Offsetting Liabilities [Line Items]
Gross amounts of recognized liabilities	3,701,938
Gross amounts offset in the Statement of Financial Condition	(1,528,878)
Net amounts of liabilities presented in the Statement of Financial Condition	$ 2,173,060